8. STOCK OPTIONS AND WARRANTS: Defined Benefit Plan, Assumptions (Tables)	12 Months Ended
Sep. 30, 2025
Tables/Schedules
Defined Benefit Plan, Assumptions

The weighted average assumptions used to estimate the fair value of options for the years ended September 30, 2025, 2024 and 2023 were as follows:

	2025	2024	2023
Risk-free interest rate	2.90%	3.52% - 3.72%	n/a
Expected life	5 years	5 years	n/a
Expected volatility	122.94%	142.43% - 142.96%	n/a
Expected dividend yield	nil	nil	n/a